Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Tiptree Inc.
Entity Central Index Key	0001393726
Entity Emerging Growth Company	false
Entity File Number	001-33549
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3754322
Entity Address, Address Line One	660 Steamboat Road
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	212
Local Phone Number	446-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TIPT
Security Exchange Name	NASDAQ